Other Liabilities - Summary of Other Current Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Other Liabilities, Current [Abstract]
Taxes payable	$ 49,518	$ 32,955
Salaries payable	27,128	14,444
Seller financing Viajes Falabella		5,624
Others	2,368	3,086
Total other current liabilities	$ 79,014	$ 56,109